Nature of Operations - Additional Information (Details)					1 Months Ended	11 Months Ended	12 Months Ended
	Sep. 27, 2016 USD ($) $ / shares shares	Sep. 19, 2016 shares	Jun. 07, 2016 USD ($)	Jan. 31, 2014 USD ($)	Jun. 30, 2016 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares
Nature of Operations [Line Items]
Common stock, shares authorized | shares		250,000,000					250,000,000	13,800,000
Description of stock split arrangement							On September 19, 2016, the Company amended and restated its certificate of incorporation to effect a 2.76:1 forward stock split of the Company’s common stock
Special dividend declared, date							Jun. 07, 2016
Payment of special dividend			$ 72,000,000				$ 68,000,000
Common stock dividends paid, per share | $ / shares							$ 1.79
Decrease in exercise price due to modification impact, per share | $ / shares					$ 1.79
Incremental compensation expense					$ 2,700,000
Cash received from issuance of common stock						$ 100,000	$ 64,071,000	$ 25,000
Initial Public Offering
Nature of Operations [Line Items]
Common stock issued including underwriter's overallotment option | shares	9,583,333
Sale of stock, price per share | $ / shares	$ 17.00
Gross proceeds from issuance of initial public offering	$ 162,900,000
Cash received from issuance of common stock	0
Net proceeds excluding underwriting discounts and commissions and other offering expenses including offering expenses paid prior to the initial public offering	$ 54,900,000
Conversion of preferred stock into common stock | shares	37,271,375
Existing Stockholders | Initial Public Offering
Nature of Operations [Line Items]
Common stock issued including underwriter's overallotment option | shares	5,583,333
Restricted Common Stock
Nature of Operations [Line Items]
Payment of special dividend							$ 4,100,000
2014 Term Loan
Nature of Operations [Line Items]
Increase in borrowings under senior secured credit facility			64,000,000
Second Lien Term Loan
Nature of Operations [Line Items]
Term loan facility			40,000,000
2014 Revolving Credit Facility
Nature of Operations [Line Items]
Amounts available under senior secured credit facility			25,000,000
2014 Senior Secured Credit Facility
Nature of Operations [Line Items]
Debt instrument, term				5 years
2014 Senior Secured Credit Facility | 2014 Term Loan
Nature of Operations [Line Items]
Term loan facility				$ 105,000,000
2014 Senior Secured Credit Facility | 2014 Revolving Credit Facility
Nature of Operations [Line Items]
Amounts available under senior secured credit facility			$ 25,000,000	$ 20,000,000
Common stock
Nature of Operations [Line Items]
Forward stock split, conversion ratio per each share		2.76
Common stock issued including underwriter's overallotment option | shares							4,000,000